UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-06179

                       Flaherty & Crumrine Preferred Income Fund Incorporated

(Exact name of registrant as specified in charter)

301 E. Colorado Boulevard, Suite 720

                                             Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

Donald F. Crumrine

Flaherty & Crumrine Incorporated

301 E. Colorado Boulevard, Suite 720

                                           Pasadena, CA 91101

(Name and address of agent for service)

Registrant’s telephone number, including area code:  626-795-7300

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE PREFERRED INCOME FUND

To the Shareholders of Flaherty & Crumrine Preferred Income Fund:

The new fiscal year is off to a fine start—total return on net asset value1 for the first fiscal quarter2 was +4.1%. Over the same period total return based on income plus change in the Fund’s market price was +3.6%.

With signs of economic improvement trickling in, prices on intermediate and long-term US Treasury bonds fell as much as five percent in the quarter. In contrast, prices on many preferred securities rose. Conditions in the market for preferred securities have been, and remain, positive; credit quality continues to improve, investor demand is high, and the market is shrinking.

Once again redemptions of preferred securities outpaced issuance. Since December 1, 2012, redemptions3 totaled $30.1 billion. Over the same period, $16.8 billion of new preferred securities were brought to market. During the past four months, the preferred securities market has shrunk by $13.3 billion, or 3.7%.

It’s instructive to break these numbers down between bank and non-bank securities. Since December 1, 2012, redemptions of bank preferred securities have totaled $17.6 billion, or 44% of total preferred redemptions. Since mid-March, however, bank calls have spiked and comprise over 70% of total redemptions. The pace quickened immediately after regulators announced results from their annual review of capital at large banks. So far, banks have been slow to replace preferred capital—new bank issues have totaled a paltry $3.9 billion since December 1st of last year.

For non-bank companies the decision to call or issue is driven primarily by economics. In the current low interest rate environment, it is often possible for issuers to achieve substantial savings by refinancing. While banks are concerned about expense reduction as well, their decisions about redemption or issuance have been driven mainly by regulatory requirements. The Dodd-Frank Wall Street Reform and Consumer Protection Act, passed by Congress in 2010, mandated new standards for the amount and form of bank capital. Under the Act, trust preferred securities are being phased out of the calculation of Tier 1 capital. New capital will be either traditional equity or non-cumulative perpetual preferred stock.

As we’ve discussed in the past, the wave of refinancing negatively impacts income earned from Fund investments. The current combination of high-yielding portfolio assets and low cost of Fund leverage won’t last forever; we attempt to set distribution rates that reflect this situation.

As always, we encourage you to visit the Fund’s website, www.preferredincome.com, for important information.

Sincerely,

Donald F. Crumrine Chairman	Robert M. Ettinger President

March 28, 2013

[1]	Following the methodology required by the SEC, total return includes income and principal change, plus the impact of the Fund’s leverage and expenses.
[2]	December 1, 2012—February 28, 2013
[3]	Announced or implemented.

Flaherty & Crumrine Preferred Income Fund Incorporated

PORTFOLIO OVERVIEW

February 28, 2013 (Unaudited)

Fund Statistics

Net Asset Value	$13.68

Market Price	$14.96

Premium	9.36%

Yield on Market Price	7.22%

Common Stock Shares Outstanding	10,950,543

Moody’s Ratings	% of Net Assets†

A	0.7%

BBB	58.6%

BB	31.9%

Below “BB”	3.8%

Not Rated*	3.6%

Below Investment Grade**	24.8%

*	Does not include net other assets and liabilities of 1.4%.
**	Below investment grade by all of Moody’s, S&P, and Fitch.

Industry Categories	% of Net Assets†

Top 10 Holdings by Issuer	% of Net Assets†

Banco Santander, S.A.	4.5%

MetLife	4.4%

HSBC PLC	4.0%

Goldman Sachs Group	4.0%

Liberty Mutual Group	3.8%

Wells Fargo & Company	3.7%

Barclays Bank PLC	3.1%

XL Group PLC	2.8%

Enbridge Energy Partners	2.5%

Axis Capital Holdings Ltd	2.5%

% of Net Assets***†

Holdings Generating Qualified Dividend Income (QDI) for Individuals	49%

Holdings Generating Income Eligible for the Corporate Dividends Received Deduction (DRD)	31%

***	This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.
†	Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Preferred Income Fund Incorporated

PORTFOLIO OF INVESTMENTS

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Preferred Securities — 88.4%
	Banking — 36.2%
	Astoria Financial:
$2,750,000	Astoria Capital Trust I, 9.75% 11/01/29, Series B	$2,838,687	(1)(2)
	Banco Bilbao Vizcaya Argentaria, S.A.:
$1,500,000	BBVA International Preferred, 5.919%	1,267,500	**(1)(3)
	Banco Santander, S.A.:
355,000	Banco Santander, 10.50% Pfd., Series 10	10,001,237	**(1)(3)
	Bank of America:
10,000	Bank of America Corporation, 8.20% Pfd.	255,300	*
154,972	Bank of America Corporation, 8.625% Pfd.	3,951,786	*(1)
2,500	Countrywide Capital IV, 6.75% Pfd. 04/01/33	63,750
20,000	Countrywide Capital V, 7.00% Pfd. 11/01/36	505,000
	Barclays Bank PLC:
$3,250,000	Barclays Bank PLC, 6.278%	3,186,836	**(1)(2)(3)
58,000	Barclays Bank PLC, 7.10% Pfd.	1,470,300	**(3)
3,700	Barclays Bank PLC, 7.75% Pfd., Series 4	93,869	**(3)
90,000	Barclays Bank PLC, 8.125% Pfd., Series 5	2,289,600	**(1)(3)
	BNP Paribas:
$1,750,000	BNP Paribas, 7.195%, 144A****	1,824,375	**(1)(2)(3)
	Citigroup:
$2,750,000	Citigroup, Inc., 8.40%, Series E	3,089,925	*
15,000	Citigroup Capital VII, 7.125% Pfd. 07/31/31	381,095
	CoBank ACB:
10,000	CoBank ACB, 6.25% Pfd., 144A****	1,067,500	*
	Colonial BancGroup:
$5,210,000	Colonial BancGroup, 7.114%, 144A****	7,815	(4)(5)††
	Cullen/Frost Bankers:
25,100	Cullen/Frost Bankers, Inc., 5.375% Pfd.	622,794	*
	FBOP Corp:
9,000	FBOP Corporation, Adj. Rate Pfd., 144A****	4,500	*(4)(5)††
	Fifth Third Bancorp:
$750,000	Fifth Third Capital Trust IV, 6.50% 04/15/37	753,750
	First Horizon:
795	First Tennessee Bank, Adj. Rate Pfd., 3.75%(6), 144A****	587,803	*(1)
$500,000	First Tennessee Capital II, 6.30% 04/15/34, Series B	491,250
1	FT Real Estate Securities Company, 9.50% Pfd., 144A****	1,100,625
	First Niagara Financial Group:
112,500	First Niagara Financial Group, Inc., 8.625% Pfd.	3,302,156	*(1)

Flaherty & Crumrine Preferred Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Banking — (Continued)
	First Republic Bank:
32,050	First Republic Bank, 6.70% Pfd.	$879,212	*
	Goldman Sachs Group:
17,500	Goldman Sachs, 5.95% Pfd.	439,294	*
$2,605,300	Goldman Sachs, Capital I, 6.345% 02/15/34	2,736,141	(1)(2)
	HSBC PLC:
$1,000,000	HSBC Capital Funding LP, 10.176%, 144A****	1,402,500	(1)(3)
132,900	HSBC Holdings PLC, 8.00% Pfd., Series 2	3,694,819	**(1)(3)
$130,000	HSBC USA Capital Trust I, 7.808% 12/15/26, 144A****	132,600
$145,000	HSBC USA Capital Trust II, 8.38% 05/15/27, 144A****	148,083	(1)
110,350	HSBC USA, Inc., 6.50% Pfd., Series H	2,844,966	*(1)
	ING Groep NV:
35,000	ING Groep NV, 7.05% Pfd.	887,653	**(3)
23,400	ING Groep NV, 7.20% Pfd.	593,014	**(3)
35,000	ING Groep NV, 7.375% Pfd.	892,150	**(3)
15,000	ING Groep NV, 8.50% Pfd.	388,800	**(3)
	JPMorgan Chase:
$3,334,000	JPMorgan Chase & Company, 7.90%, Series 1	3,863,016	*(1)
	KeyCorp:
1,000	KeyCorp, 7.75% Pfd., Series A	127,313	*
	Lloyds Banking Group PLC:
$550,000	Lloyds Banking Group PLC, 6.657%, 144A****	499,125	**(3)
	M&T Bank Corp:
$2,000,000	M&T Bank Corporation, 6.875%, 144A****	2,101,294	*(1)
	Morgan Stanley:
40,000	Morgan Stanley Capital Trust VI, 6.60% Pfd. 02/01/46	1,015,000
5,000	Morgan Stanley Capital Trust VII, 6.60% Pfd.	126,550
	PNC Financial Services:
174,962	PNC Financial Services, 6.6285%(6) Adj. Rate Pfd., Series L	4,544,201	*(1)
$500,000	PNC Preferred Funding Trust III, 8.70%, 144A****	508,791
	Sovereign Bancorp:
1,750	Sovereign REIT, 12.00% Pfd., Series A, 144A****	2,285,280
	Wells Fargo:
$1,500,000	First Union Capital II, 7.95% 11/15/29	1,858,426	(1)(2)
1,750	Wells Fargo & Company, 7.50% Pfd., Series L	2,219,656	*(1)
144,500	Wells Fargo & Company, 8.00% Pfd., Series J	4,199,531	*(1)

Flaherty & Crumrine Preferred Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value
Preferred Securities — (Continued)
	Banking — (Continued)
	Zions Bancorporation:
93,000	Zions Bancorporation, 7.90% Pfd., Series F	$2,673,750	*
36,500	Zions Bancorporation, 9.50% Pfd., Series C	943,525	*

		81,162,143

	Financial Services — 1.1%
	Credit Suisse Group:
$1,280,000	Claudius, Ltd. - Credit Suisse AG, 7.875%, Series B, 144A****	1,364,800	(3)
	General Electric Capital Corp:
$200,000	General Electric Capital Corp., 7.125%, Series A	231,366	*
	HSBC PLC:
30,000	HSBC Finance Corporation, 6.36% Pfd., Series B	768,945	*(1)

		2,365,111

	Insurance — 24.1%
	Ace Ltd.:
$975,000	Ace Capital Trust II, 9.70% 04/01/30	1,421,062	(1)(2)(3)
	Aon Corporation:
$400,000	AON Corp, 8.205% 01/01/27	513,965
	Arch Capital Group:
88,950	Arch Capital Group, Ltd., 6.75% Pfd., Series C	2,445,458	**(1)(3)
	AXA SA:
$2,800,000	AXA SA, 6.379%, 144A****	2,800,000	**(1)(2)(3)
$500,000	AXA SA, 8.60% 12/15/30	644,541	(3)
	Axis Capital:
201,600	Axis Capital Holdings, 6.875% Pfd., Series C	5,600,750	**(1)(3)
	Delphi Financial:
90,600	Delphi Financial Group, 7.376% Pfd. 05/15/37	2,273,498	(1)
	Endurance Specialty Holdings:
35,000	Endurance Specialty Holdings, 7.50% Pfd.	940,538	**(3)
	Everest Re Group:
$4,350,000	Everest Re Holdings, 6.60% 05/15/37	4,453,312	(1)(2)
	Liberty Mutual Group:
$4,100,000	Liberty Mutual Group, 10.75% 06/15/58, 144A****	6,283,250	(1)(2)
	Lincoln National Corp:
$190,000	Lincoln National Corporation, 7.00% 05/17/66	194,275
	MetLife:
$2,846,000	MetLife, Inc., 10.75% 08/01/39	4,389,955	(1)(2)
$279,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	347,355	(1)(2)
$3,635,000	MetLife Capital Trust X, 9.25% 04/08/38, 144A****	5,034,475	(1)(2)

Flaherty & Crumrine Preferred Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Insurance — (Continued)
	PartnerRe Ltd.:
36,010	PartnerRe Ltd., 7.250% Pfd., Series E	$1,002,158	**(1)(3)
	Principal Financial:
13,000	Principal Financial Group, 5.563% Pfd., Series A	1,296,750	*(1)
90,000	Principal Financial Group, 6.518% Pfd., Series B	2,458,125	*(1)
	Prudential Financial:
$500,000	Prudential Financial Inc., 5.625% 06/15/43	522,500
	QBE Capital Funding:
$1,100,000	QBE Capital Funding III Ltd., 7.25% 05/24/41, 144A****	1,151,279	(1)(3)
	Renaissancere Holdings:
25,956	Renaissancere Holdings Ltd, 6.60% Pfd.	659,802	**(3)
	StanCorp Financial Group:
$2,250,000	StanCorp Financial Group, 6.90% 06/01/67	2,289,375	(1)(2)
	The Travelers Companies:
$679,500	USF&G Capital, 8.312% 07/01/46, 144A****	884,003	(1)(2)
	XL Group PLC:
$6,440,000	XL Capital Ltd., 6.50%, Series E	6,311,200	(1)(2)(3)

		53,917,626

	Utilities — 17.1%
	Alabama Power:
10,350	Alabama Power Company, 6.45% Pfd.	296,593	*(1)
	Baltimore Gas & Electric:
10,000	Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993	1,029,375	*(1)
2,400	Baltimore Gas & Electric Company, 7.125% Pfd., Series 1993	245,400	*
	Commonwealth Edison:
$2,953,000	COMED Financing III, 6.35% 03/15/33	3,100,650	(1)(2)
	Constellation Energy:
15,000	Constellation Energy Group, 8.625% Pfd. 06/15/63, Series A	388,500
	Dominion Resources:
$3,500,000	Dominion Resources, Inc., 7.50% 06/30/66	3,888,052	(1)(2)
	Energy Future Competitive Holdings Corp:
$636,000	TXU Electric Capital V, 8.175% 01/30/37	159,000	(4)
	Entergy Arkansas:
50,000	Entergy Arkansas, Inc., 6.45% Pfd.	1,273,440	*(1)
	Entergy Louisiana:
30,000	Entergy Louisiana, Inc., 6.95% Pfd.	3,005,625	*(1)
	Georgia Power:
25,000	Georgia Power Company, 6.50% Pfd., Series 2007A	2,797,658	*(1)

Flaherty & Crumrine Preferred Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Utilities — (Continued)
	Indianapolis Power & Light:
26,000	Indianapolis Power & Light Company, 5.65% Pfd.	$2,614,625	*
	Interstate Power & Light:
178,710	Interstate Power & Light Company, 8.375% Pfd., Series B	4,495,682	*
	Nextera Energy:
$2,100,000	FPL Group Capital, Inc., 6.65% 06/15/67	2,249,094	(1)(2)
	PECO Energy:
$500,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	527,982	(1)(2)
	PPL Corp:
$2,250,000	PPL Capital Funding, 6.70% 03/30/67, Series A	2,392,751	(1)(2)
	Puget Energy:
$3,800,000	Puget Sound Energy, Inc., 6.974% 06/01/67	4,150,805	(1)(2)
	Scana Corp:
47,392	Scana Corporation, 7.70% Pfd. 01/30/65	1,288,660	(1)(2)
	Southern California Edison:
35,410	Southern California Edison, 6.50% Pfd., Series D	3,762,313	*(1)
	Virginia Electric & Power:
3,000	Virginia Electric & Power Company, $6.98 Pfd.	298,781	*
	Wisconsin Public Service:
3,700	Wisconsin Public Service Corporation, 6.88% Pfd.	375,203	*

		38,340,189

	Energy — 6.1%
	Enbridge Energy Partners:
$5,000,000	Enbridge Energy Partners LP, 8.05% 10/01/37	5,655,465	(1)(2)
	Enterprise Products Partners:
$4,500,000	Enterprise Products Partners, 8.375% 08/01/66, Series A	5,145,111	(1)(2)
	Kinder Morgan:
3,500	Kinder Morgan GP, Inc., 4.188%(6) Pfd., 144A****	2,969,750	*

		13,770,326

	Real Estate Investment Trust (REIT) — 1.2%
	Duke Realty Corp:
4,000	Duke Realty Corp, 6.50% Pfd.	100,970
24,900	Duke Realty Corp, 6.60% Pfd.	635,729
	Kimco Realty Corp:
12,500	Kimco Realty Corporation, 6.90% Pfd.	336,000

Flaherty & Crumrine Preferred Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Real Estate Investment Trust (REIT) — (Continued)
	PS Business Parks:
50,000	PS Business Parks, Inc., 6.45% Pfd.	$1,329,690
7,500	PS Business Parks, Inc., 6.875% Pfd., Series R	199,875

		2,602,264

	Miscellaneous Industries — 2.6%
	Ocean Spray Cranberries:
37,400	Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A****	3,446,646	*
	Stanley Black & Decker:
15,204	Stanley Black & Decker, Inc., 5.75% Pfd. 07/25/52	397,303	(1)(2)
	Textron, Inc.:
$2,125,000	Textron Financial Corporation, 6.00% 02/15/67, 144A****	1,955,000

		5,798,949

	Total Preferred Securities (Cost $187,303,774)	197,956,608

Corporate Debt Securities — 10.0%
	Banking — 5.1%
	Goldman Sachs Group:
$4,988,800	Goldman Sachs Group, 6.75% 10/01/37, Sub Notes	5,674,376	(1)(2)
	Morgan Stanley:
$1,000,000	Morgan Stanley, 6.375% 07/24/42	1,226,032	(1)(2)
	Regions Financial:
$2,710,000	Regions Financial Corporation, 7.375% 12/10/37, Sub Notes	3,021,650	(1)(2)
	Texas Capital Bancshares:
59,000	Texas Capital Bancshares Inc., 6.50% 09/21/42	1,489,750

		11,411,808

	Financial Services — 0.3%
	Affiliated Managers Group:
20,825	Affiliated Managers Group, Inc., 6.375% 08/15/42	545,854
	Raymond James Financial:
6,500	Raymond James Financial, 6.90% 03/15/42	181,431

		727,285

	Insurance — 2.1%
	Liberty Mutual Group:
$2,000,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	2,215,824	(1)(2)

Flaherty & Crumrine Preferred Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares/$ Par		Value

Corporate Debt Securities — (Continued)
	Insurance — (Continued)
	Unum Group:
$2,000,000	UnumProvident Corporation, 7.25% 03/15/28	$2,432,642	(1)(2)

		4,648,466

	Utilities — 1.5%
	Energy Transfer Equity:
$2,700,000	Southern Union Company, 8.25% 11/15/29	3,457,801	(1)(2)

		3,457,801

	Energy — 0.9%
	Nexen, Inc.:
79,305	Nexen, Inc., 7.35% 11/01/43	2,007,408	(3)

		2,007,408

	Real Estate Investment Trust (REIT) — 0.1%
	CommonWealth REIT:
12,500	CommonWealth REIT, 7.50% 11/15/19	267,019

		267,019

	Total Corporate Debt Securities (Cost $18,645,958)	22,519,787

Common Stock — 0.2%
	Banking — 0.1%
	CIT Group:
3,620	CIT Group, Inc.	151,533	*†

		151,533

	Insurance — 0.0%
	WMI Holdings Corporation:
19,801	WMI Holdings Corporation, 144A****	15,445	*†

		15,445

	Utilities — 0.1%
	Exelon Corp:
9,380	Exelon Corporation	290,686	*

		290,686

	Total Common Stock (Cost $1,728,325)	457,664

Flaherty & Crumrine Preferred Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2013 (Unaudited)

Shares		Value

Money Market Fund — 0.3%
	BlackRock Liquidity Funds:
581,538	T-Fund	$581,538

	Total Money Market Fund (Cost $581,538)	581,538

Total Investments (Cost $208,259,595***)	98.9%	221,515,597

Other Assets And Liabilities (Net)	1.1%	2,411,409

Total Managed Assets	100.0%‡	$223,927,006

Loan Principal Balance		(74,100,000)

Total Net Assets Available To Common Stock		$149,827,006

*	Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**	Securities distributing Qualified Dividend Income only.
***	Aggregate cost of securities held.
****	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2013, these securities amounted to $40,138,118 or 17.9% of total managed assets.
(1)	All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $141,678,938 at February 28, 2013.
(2)	All or a portion of this security has been rehypothecated. The total value of such securities was $70,908,530 at February 28, 2013.
(3)	Foreign Issuer.
(4)	Illiquid.
(5)	Valued at fair value as determined in good faith by or under the direction of the Board of Directors as of February 28, 2013.
(6)	Represents the rate in effect as of the reporting date.
†	Non-income producing.
††	The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.
‡	The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:
Pfd.	—	Preferred Securities
REIT	—	Real Estate Investment Trust

Flaherty & Crumrine Preferred Income Fund Incorporated

STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2012 through February 28, 2013 (Unaudited)

Value
OPERATIONS:
Net investment income	$3,062,452
Net realized gain/(loss) on investments sold during the period	2,333,399
Change in net unrealized appreciation/depreciation of investments	784,543

Net increase in net assets resulting from operations	6,180,394

DISTRIBUTIONS:
Dividends paid from net investment income to Common Stock Shareholders(2)	(4,265,686)

Total Distributions to Common Stock Shareholders	(4,265,686)

FUND SHARE TRANSACTIONS:
Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan	390,185

Net increase in net assets available to Common Stock resulting from Fund share transactions	390,185

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
FOR THE PERIOD	$2,304,893

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$147,522,113
Net increase in net assets during the period	2,304,893

End of period	$149,827,006

(1)

These tables summarize the three months ended February 28, 2013 and should be read in conjunction with the Fund’s audited financial statements, including footnotes, in its Annual Report dated November 30, 2012.

(2)	May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Preferred Income Fund Incorporated

FINANCIAL HIGHLIGHTS(1)

For the period from December 1, 2012 through February 28, 2013 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.51

INVESTMENT OPERATIONS:
Net investment income	0.28
Net realized and unrealized gain/(loss) on investments	0.28

Total from investment operations	0.56

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.39)

Total distributions to Common Stock Shareholders	(0.39)

Net asset value, end of period	$13.68

Market value, end of period	$14.96

Common Stock shares outstanding, end of period	10,950,543

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	8.35	%*
Operating expenses including interest expense.	1.88	%*
Operating expenses excluding interest expense	1.33	%*

SUPPLEMENTAL DATA:††
Portfolio turnover rate	8	%**
Total managed assets, end of period (in 000’s)	$223,927
Ratio of operating expenses including interest expense to total managed assets	1.25	%*
Ratio of operating expenses excluding interest expense to total managed assets	0.89	%*

(1)

These tables summarize the three months ended February 28, 2013 and should be read in conjunction with the Fund’s audited financial statements, including footnotes, in its Annual Report dated November 30, 2012.

*	Annualized.
**	Not Annualized.
†	The net investment income ratios reflect income net of operating expenses, including interest expense.
††	Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred Income Fund Incorporated

FINANCIAL HIGHLIGHTS (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2012	$0.2100	$13.44	$13.63	$13.44
January 31, 2013	0.0900	13.64	15.09	14.34
February 28, 2013	0.0900	13.68	14.96	14.21

(1)

Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Aggregate Information for Federal Income Tax Purposes

At February 28, 2013, the aggregate cost of securities for federal income tax purposes was $208,395,969, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $29,503,136 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $16,383,508.

2.	Additional Accounting Standards

Fair Value Measurements: The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. A summary of the inputs used to value the Fund’s investments as of February 28, 2013 is as follows:

	Total Value at February 28, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Securities
Banking	$81,162,143	$59,082,728	$22,067,100	$12,315
Financial Services	2,365,111	1,000,311	1,364,800	—
Insurance	53,917,626	36,189,841	17,727,785	—
Utilities	38,340,189	14,702,739	23,637,450	—
Energy	13,770,326	10,800,576	2,969,750	—
Real Estate Investment Trust (REIT)	2,602,264	2,602,264	—	—
Miscellaneous Industries	5,798,949	397,303	5,401,646	—
Corporate Debt Securities	22,519,787	11,391,870	11,127,917	—
Common Stock
Banking	151,533	151,533	—	—
Insurance	15,445	15,445	—	—
Utilities	290,686	290,686	—	—
Money Market Fund	581,538	581,538	—	—

Total Investments	$221,515,597	$137,206,834	$84,296,448	$12,315

Flaherty & Crumrine Preferred Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

During the reporting period, there were no transfers into Level 1 from Level 2. During the reporting period, securities with an aggregate market value of $1,067,500 were transferred into Level 2 from Level 1. The securities were transferred because of a reduction in the amount of observable market data, resulting from: a decrease in market activity for the securities, reduced availability of quoted prices for the securities, or de-listing of securities from a national securities exchange that resulted in a material decrease in activity.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services—approved by the Board and unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active participant in the markets.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Preferred Securities
	Total Investments	Banking
Balance as of 11/30/12	$12,315	$12,315
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfer in	—	—
Transfer out	—	—
Balance as of 02/28/13	$12,315	$12,315

For the three months ended February 28, 2013, total change in unrealized gain/(loss) on Level 3 securities still held at period-end and included in the change in net assets was $0.

Flaherty & Crumrine Preferred Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

Category	Fair Value at 2/28/13	Valuation Technique	Unobservable Input	Input Range (Wgt Avg)
Preferred Securities
Banking	$7,815	Bankruptcy recovery	Credit/Structure-specific recovery	0.00% - 0.50% (0.15%)
	4,500	Bankruptcy recovery	Credit/Structure-specific recovery	0.00% - 0.50% (0.05%)

The significant unobservable inputs used in the fair value measurement technique for bankruptcy recovery are based on recovery analysis that is specific to the security being valued, including the level of subordination and structural features of the security, and the current status of any bankruptcy or liquidation proceedings. Observable market trades in bankruptcy claims are utilized by management, when available, to assess the appropriateness of valuations, although the frequency of trading depends on the specific credit and seniority of the claim. Expected recoveries in bankruptcy by security type and industry do not tend to deviate much from historical recovery rates, which are very low (sometimes zero) for preferred securities and more moderate for senior debt. Significant changes in these inputs would result in a significantly higher or lower fair value measurement.

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Directors

Donald F. Crumrine, CFA

Chairman of the Board

David Gale

Morgan Gust

Karen H. Hogan

Robert F. Wulf, CFA

Officers

Donald F. Crumrine, CFA

Chief Executive Officer

Robert M. Ettinger, CFA

President

R. Eric Chadwick, CFA

Chief Financial Officer, Vice President and Treasurer

Chad C. Conwell

Chief Compliance Officer, Vice President and Secretary

Bradford S. Stone

Vice President and Assistant Treasurer

Laurie C. Lodolo

Assistant Compliance Officer, Assistant Treasurer and Assistant Secretary

Linda M. Puchalski

Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated

e-mail: flaherty@pfdincome.com

Questions concerning your shares of Flaherty & Crumrine Preferred Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.
•	If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent & Shareholder Servicing Agent —

BNY Mellon Investment Servicing

P.O. Box 358035

Pittsburgh, PA 15252-8035

1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Preferred Income Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly Report

February 28, 2013

www.preferredincome.com

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Flaherty & Crumrine Preferred Income Fund Incorporated

By (Signature and Title)*	/s/ Donald F. Crumrine
Donald F. Crumrine, Director, Chairman of the Board and Chief
Executive Officer
(principal executive officer)

Date	4/19/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald F. Crumrine
Donald F. Crumrine, Director, Chairman of the Board and Chief
Executive Officer
(principal executive officer)

Date	4/19/2013

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Financial Officer, Treasurer and Vice
President
(principal financial officer)

Date	4/19/2013

* Print the name and title of each signing officer under his or her signature.